Employee Benefits	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefits
19.
Employee Benefits

Defined Contribution Plan

The Company established the flyExclusive 401(k) Plan (the “401k Plan”) under Section 401(k) of the Internal Revenue Code. Under the 401k Plan, employees (or “Participants”) with greater than two months of service may contribute up to the lesser of Internal Revenue Service guidelines or 100% of their compensation per year subject to the elective limits as defined by IRS guidelines. The Company may make discretionary matching contributions in amounts equal to a uniform percentage or dollar amount of employees’ elective deferrals each plan year. The Company is matching 50% of the first 8% of base compensation that participants contribute to the 401k Plan. Vesting in the Company’s contribution portion of their accounts is based on years of continuous service. A participant is 100% vested after 2 years of credited service.

Investment selections consist of mutual funds. The Company’s contributions to the 401k Plan amounted to $444 and $1,349 for the three and nine months ended September 30, 2025, respectively, and $369 and $1,208 for the three and nine months ended September 30, 2024.

Health and Welfare Benefits

The Company provides health and welfare benefits to its employees, including health, life, dental, and disability insurance, among others.

19.
Employee Benefits

Defined Contribution Plan

The Company established the flyExclusive 401(k) Plan (the “401k Plan”) under Section 401(k) of the Internal Revenue Code. Under the 401k Plan, employees (or “Participants”) with greater than two months of service may contribute up to the lesser of $58 or 100% of their compensation per year subject to the elective limits as defined by IRS guidelines. The Company may make discretionary matching contributions in amounts equal to a uniform percentage or dollar amount of employees’ elective deferrals each plan year. The Company is matching 50% of the first 8% of base compensation that participants contribute to the plan. Vesting in the Company’s contribution portion of their accounts is based on years of continuous service. A participant is 100% vested after 2 years of credited service.

Investment selections consist of mutual funds. The Company’s contributions to the 401k Plan amounted to $1,393 and $1,158 for the years ended December 31, 2024 and 2023, respectively.

Health and Welfare Benefits

The Company provides health and welfare benefits to its employees, including health, life, dental, and disability insurance, among others.